Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000110176
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Balanced Fund
Account Value	$ 9,427	$ 13,874	$ 13,010	$ 12,834	$ 13,619	$ 11,862	$ 10,714	$ 10,585	$ 10,015	$ 9,900	$ 9,888
C000110177
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Balanced Fund
Account Value	$ 10,000	13,654	12,904	12,827	13,713	12,025	10,945	10,898	10,384	10,342	10,411
C000110178
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Balanced Fund
Account Value	$ 1,000,000	1,508,912	1,412,195	1,389,526	1,470,286	1,276,946	1,150,225	1,133,845	1,070,259	1,054,819	1,051,177
C000110179
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro Fund
Account Value	$ 9,429	16,140	15,284	15,499	13,980	11,702	11,469	11,938	10,831	10,225	10,182
C000110180
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro Fund
Account Value	$ 10,000	15,853	15,142	15,471	14,064	11,868	11,722	12,302	11,239	10,689	10,725
C000110181
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro Fund
Account Value	$ 1,000,000	1,753,036	1,656,242	1,677,010	1,508,071	1,259,525	1,232,049	1,279,252	1,157,992	1,090,399	1,082,775
C000110182
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow Managed Futures Strategy Fund
Account Value	$ 9,426	15,915	17,217	14,231	10,730	10,069	11,374	10,084	9,355	11,439	10,692
C000110183
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow Managed Futures Strategy Fund
Account Value	$ 10,000	15,666	17,103	14,267	10,827	10,243	11,649	10,404	9,815	11,975	11,253
C000110184
Account Value [Line Items]
Line Graph and Table Measure Name	Arrow Managed Futures Strategy Fund
Account Value	$ 1,000,000	1,726,516	1,865,273	1,540,857	1,158,759	1,084,757	1,221,986	1,080,251	1,001,322	1,218,909	1,137,037
Morningstar Global Flexible Allocation EW Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Flexible Allocation EW Index
Account Value	$ 10,000	14,300	13,232	12,579	13,861	11,697	11,489	11,361	10,738	9,878	9,997
Morningstar Global Flexible Allocation EW Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Flexible Allocation EW Index
Account Value	$ 10,000	14,300	13,232	12,579	13,861	11,697	11,489	11,361	10,738	9,878	9,997
Morningstar Global Flexible Allocation EW Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Flexible Allocation EW Index
Account Value	$ 1,000,000	1,430,043	1,323,210	1,257,863	1,386,117	1,169,740	1,148,861	1,136,117	1,073,753	987,798	999,729
Barclay Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Account Value	$ 10,000	16,198	14,792	14,479	13,464	11,979	11,432	11,146	10,964	10,651	10,807
Barclay Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Account Value	$ 10,000	16,198	14,792	14,479	13,464	11,979	11,432	11,146	10,964	10,651	10,807
Barclay Global Macro Index
Account Value [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Account Value	$ 1,000,000	1,619,792	1,479,167	1,447,917	1,346,354	1,197,917	1,143,229	1,114,583	1,096,354	1,065,104	1,080,729
Credit Suisse Managed Futures Liquid Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Account Value	$ 10,000	14,606	14,857	14,820	13,060	11,184	12,249	11,666	12,422	13,302	12,770
Credit Suisse Managed Futures Liquid Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Account Value	$ 10,000	14,606	14,857	14,820	13,060	11,184	12,249	11,666	12,422	13,302	12,770
Credit Suisse Managed Futures Liquid Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Managed Futures Liquid Index
Account Value	$ 1,000,000	1,460,517	1,485,680	1,481,916	1,305,953	1,118,397	1,224,878	1,166,602	1,242,146	1,330,105	1,276,970
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 1,000,000	$ 3,440,314	$ 2,816,507	$ 2,492,143	$ 2,613,390	$ 1,915,340	$ 1,710,772	$ 1,584,256	$ 1,362,916	$ 1,174,502	$ 1,112,071